NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended					6 Months Ended		12 Months Ended
	Feb. 12, 2020	Oct. 10, 2019	May 02, 2019	Oct. 31, 2020	Jun. 25, 2020	May 31, 2019	Mar. 31, 2019	Feb. 19, 2019	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Feb. 05, 2019	Oct. 31, 2018	Aug. 10, 2018	Jun. 20, 2018	Jun. 22, 2017
Repayment of notes payable									$ 33,557	$ 48,210	$ 130,489	$ 12,562
Interest expense											0	$ 4,349
Third Party [Member]
Share Price													$ 0.05
Third Party [Member] | Mint Organics Inc [Member]
Debt principal amount																		$ 60,000
Interest rate																		10.00%
Debt conversion, converted instrument, amount			$ 2,735,000
Late fees and penalties			$ 72,568
Share Price			$ 0.0265
General Surgical Florida [Member]
Interest rate								45.67%
Line of credit								$ 100,000
Repayment of line of credit								$ 132,160
Unsecured Promissory Note [Member]
Debt principal amount														$ 25,000
Notes payable				$ 4,392							4,392
FundingFacility [Member]
Debt conversion, converted instrument, shares issued	40,000,000
FundingFacility [Member] | Noteholder [Member]
Interest rate		6.00%
Debt conversion, converted instrument, amount		$ 599,400
Interest expense		$ 94,170
Funding facility, description		Noteholder was required to fund the Company an initial tranche of $100,000 on October 15, 2019 (“Initial Funding Date”) and had the option to fund the Company up to an aggregate of $500,000 (“Funding Facility Limit”) in minimum $100,000 monthly tranches by no later than February 15, 2020 (“Funding Expiration Date”).
Line of credit, maturity date		Feb. 15, 2021
Debt conversion, description		The Funding Facility, plus all accrued interest, automatically converts into 40,000,000 shares of newly issued restricted common stock of the Company (“Converted Stock”) if the Noteholder funds the full $500,000 by the Funding Expiration Date.
Line of credit		$ 505,230
Accredited Investors [Member]
Debt principal amount																$ 100,000	$ 150,000
Interest rate																6.00%	6.00%
Debt outstanding									144,000
Accrued interest									2,880
Accredited Investor [Member]
Debt conversion, converted instrument, amount						$ 100,622
Debt conversion, converted instrument, shares issued						3,773,584
Debt conversion, original amount						$ 100,000
Two Accredited Investors [Member]
Debt principal amount															$ 70,000
Interest rate															6.00%
Accredited Investor 1 [Member] | Settlement and General Release Agreement [Member]
Debt principal amount					$ 50,000
Periodic payments					$ 6,250
Frequency of periodic payment					Monthly
Repayment of notes payable					$ 50,000
Accredited Investor 2 [Member]
Interest expense											24,180
Accredited Investor 2 [Member] | Settlement and General Release Agreement [Member]
Debt principal amount				20,000					$ 20,000		$ 20,000
Debt conversion, converted instrument, amount				$ 20,300
Debt conversion, converted instrument, shares issued				160,000
Debt conversion, original amount				$ 20,000
Debt conversion price per share				$ 0.125					$ 0.125		$ 0.125
One Accredited Investors [Member]
Debt principal amount							$ 30,000
Interest rate							6.00%
Debt conversion, converted instrument, amount							$ 30,478
Debt conversion, converted instrument, shares issued							1,111,111
Debt conversion, original amount							$ 30,000
Debt conversion price per share							$ 0.0274